Segment Information - Schedule of geographic information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of geographical areas [line items]
Revenue	$ 34,275	$ 32,361
Non-current assets	5,610		$ 6,247
United States
Disclosure of geographical areas [line items]
Revenue	12,032	12,361
Non-current assets	4,367		4,896
Americas_ Others
Disclosure of geographical areas [line items]
Revenue	4,321	3,699
Europe
Disclosure of geographical areas [line items]
Revenue	9,547	9,423
Non-current assets	0		2
Asia-Pacific
Disclosure of geographical areas [line items]
Revenue	6,905	5,915
Non-current assets	1,243		$ 1,349
Others
Disclosure of geographical areas [line items]
Revenue	$ 1,470	$ 963